Organization and Business	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business

NOTE 1 ORGANIZATION AND BUSINESS

Beyond Air, Inc. (“Beyond Air” or the “Company”) was incorporated on April 24, 2015 as KokiCare, Inc. under the laws of the State of Delaware. On January 9, 2017, the name of the Company was changed to AIT Therapeutics, Inc. The Company filed an Amendment to its Certificate of Incorporation to change its name from AIT Therapeutics, Inc. to Beyond Air, Inc., effective June 26, 2019.

Advanced Inhalation Therapies Ltd. was incorporated in Israel on May 1, 2011 and is a wholly-owned subsidiary of the Company. On August 29, 2014 Advanced Inhalation Therapies Ltd, established a subsidiary, Advanced Inhalation Therapies Inc. On July 4, 2019, Advanced Inhalation Therapies Ltd.’s name was changed to Beyond Air, Ltd. (“BA Ltd.)”.

In December 2016, the Company consummated a reverse merger with KokiCare, Inc. Under reverse recapitalization accounting, BA Ltd. was considered the acquirer for accounting and financial reporting purposes. Consequently, the unaudited condensed consolidated financial statements of the Company reflect the operations of the acquirer for accounting purposes together with a deemed issuance of shares, equivalent to the shares held by the former stockholders of the legal acquirer and a recapitalization of the equity of the accounting acquirer. These unaudited condensed consolidated financial statements include the accounts of the Company since the effective date of the reverse capitalization and the accounts of BA Ltd. since inception.

The Company is an emerging medical device company that is developing a Nitric Oxide (“NO”) delivery system that generates NO from ambient air. Since its inception, the Company has devoted substantially all of its efforts to business planning and research and development.

Liquidity Risks and Uncertainties

As shown in the accompanying financial statements, the Company has incurred cash used in operating activities of $5,633,362 for the six months ended September 30, 2019 and has accumulated losses of $47.9 million. The Company has cash, cash equivalents and marketable securities of $9.4 million as of September 30, 2019. Included in marketable securities are common shares of Circassia Pharmaceuticals plc of $1.9 million, see Note 3 and 9. Based upon the Company’s current business plan, and expected cash utilization, the Company estimates that it will have enough cash, including the proceeds from the sale of all its marketable securities, to operate its business for at least one year from the filing of the Company’s September 30, 2019 10-Q.

The Company’s future capital needs and the adequacy of its available funds will depend on many factors, including the cost of clinical studies and other actions needed to obtain regulatory approval of our medical devices in development. The Company will be required to raise additional funds through sale of equity or debt securities or through strategic collaboration and/or licensing agreements, to fund operations and continue our clinical trials until the Company is able to generate enough product or royalty revenues, if any. Financing may not be available on acceptable terms, or at all, and our failure to raise capital when needed could have a material adverse effect on our growth plans, our results of operations and our financial condition.

On July 2, 2019, the SEC declared effective the Company’s Form S3 shelf registration statement which allows the Company to sell up to $100 million of equity securities.

In addition, the Company has a $20 million purchase agreement (“Purchase Agreement”) and a registration rights agreement with Lincoln Park Capital Fund, LLC (“LPC”), providing for the issuance of up to $20 million of the Company’s common stock through August 2021 at the Company’s discretion, see Note 5.

NOTE 1 ORGANIZATION AND BUSINESS

Beyond Air, Inc. (“Beyond Air” or the “Company”) was incorporated on April 24, 2015 as KokiCare, Inc. under the laws of the State of Delaware. On January 9, 2017, the name of the Company was changed to AIT Therapeutics, Inc. On June 25, 2019, the Company filed an Amendment to its Certificate of Incorporation to change its name from AIT Therapeutics, Inc. to Beyond Air, Inc., effective June 26, 2019.

Advanced Inhalation Therapies (AIT) Ltd. (“AIT”) was incorporated in Israel on May 1, 2011 and is a wholly-owned subsidiary of the Company. On August 29, 2014, AIT established a wholly-owned subsidiary, Advanced Inhalation Therapies (AIT) Inc. (“Inc.”), a Delaware corporation. Its principal business activity is to provide executive management and administrative support functions to AIT.

In December 2016, the Company consummated a reverse merger with KokiCare, Inc. and it was accounted as a reverse recapitalization which is outside the scope of Accounting Standards Codification “ASC” 805, “Business Combinations”. Under reverse capitalization accounting, AIT was considered the acquirer for accounting and financial reporting purposes and acquired the assets and assumed the liabilities of the Company. Assets acquired and liabilities assumed are reported at their historical amounts. Consequently, the consolidated financial statements of the Company reflect the operations of the acquirer for accounting purposes together with a deemed issuance of shares, equivalent to the shares held by the former stockholders of the legal acquirer and a recapitalization of the equity of the accounting acquirer. These consolidated financial statements include the accounts of the Company since the effective date of the reverse capitalization and the accounts of AIT since inception.

The Company is an emerging medical device company that is developing a Nitric Oxide (“NO”) delivery system that generates NO from ambient air. Since its inception, the Company has devoted substantially all of its efforts to business planning, research and development.

Liquidity Risks and Uncertainty

As shown in the accompanying financial statements, the Company has incurred cash provided from operating cash flows of $1,341,052 for the year March 31, 2019 and has accumulated losses of $37,644,572 since inception through March 31, 2019. The Company has cash equivalents and marketable securities of $7,899,804 as of March 31, 2019. Included in marketable securities are shares of Circassia Pharmaceuticals plc (Circassia) of $5.6 million (Note 9). Based upon the Company’s current business plan and expected cash burn rate, including net proceeds received from the sales of common stock through the financial statement filing date (Note 13) and excluding any proceeds from the sale of Circassia stock, the Company estimates that it has enough cash to operate its business into the third calendar quarter of 2020.

The Company’s future capital needs and the adequacy of its available funds will depend on many factors, including the cost of clinical studies and other actions needed to obtain regulatory approval of our medical devices in development. The Company will be required to raise additional funds through sale of equity or debt securities or through strategic collaboration and/or licensing agreements, to fund operations and continue our clinical trials until the Company is able to generate enough product or royalty revenues, if any. Financing may not be available on acceptable terms, or at all, and our failure to raise capital when needed could have a material adverse effect on our growth plans, our results of operations and our financial condition.

On June 3, 2019, the Company entered into a Stock Purchase Agreements with investors for the issuance of 1,583,743 unregistered shares of common stock. The Company raised gross proceeds of $7,960,635, see Note 13.

In addition, the Company has a $20 million purchase agreement and a registration rights agreement with Lincoln Park Capital Fund, LLC (“LPC”), providing for the issuance of up to $20 million of the Company’s common stock over 36 months at the Company’s discretion (Note 5). Subsequent to March 31, 2019, the Company issued and sold to LPC 250,000 shares of common stock for proceeds of $1,173,810 at an average price of $4.70 per share. There is $17,482,005 remaining on the Purchase Agreement.